Restructuring	12 Months Ended
Dec. 31, 2014
Restructuring

Note 18. Restructuring

Restructuring charges consist of costs associated with the migration consumer business and the 2012/13 restructuring and the 2013/14 restructuring. These charges include employee severance pay and related costs, facility restructuring costs, contract termination and other non-cash charges associated with the exit of facilities, as well as reversals of restructuring charges arising from changes in estimates.

For years ended December 31, 2013, and 2014, restructuring charges were comprised of the following:

	Year Ended December 31,
	2014
	2012/13 restruc- turing	2013/14 restruc- turing	Australia restruc- turing	2014 restruc- turing	Total
Employee severance pay and related costs	$—	$402	$277	$1,420	$2,099
Non-cancelable lease, contract termination, and other charges	228	—	—	—	228
Other non-cash charges	—	1,181	—	—	1,181

Total restructuring charges	$228	$1,583	$277	$1,420	$3,508

	Year Ended December 31,
	2013
	2012/13 restruc- turing	2013/14 restruc- turing	Total
Employee severance pay and related costs	$1,007	$1,894	$2,901
Non-cancelable lease, contract termination, and other charges	652	—	652
Other non-cash charges	—	526	526

Total restructuring charges	$1,659	$2,420	$4,079

Restructuring related costs and change in estimates in year ended December 31, 2014 totaled $ 3,508. From these restructuring costs incurred $ 28 was included in cost of sales $ 1,113 in sales and marketing, $ 1,406 in research and development, and $ 961 in general and administrative.

Research and development includes $1,181 in non-cash charges, relating to accelerated amortization of software.

Restructuring related costs and change in estimates in year ended December 31, 2013 totaled $ 4,079. From these restructuring costs incurred $ 93 was included in cost of sale, $ 1,551 in sales and marketing, $ 574 in research and development, and $ 1,861 in general and administrative.

2014 Restructuring

During the financial year 2014, the Company initiated the rationalization of the Company’s global operations. As a result of these actions, positions were made redundant in several locations globally.

The following table summarizes the changes in the rationalization of operations related liabilities:

Closure and other contractual liabilities
Costs incurred and charged to expense	1,420
Costs paid	(823)
Effects of foreign currency exchange	(89)

Balance at December 31, 2014	$508

Cumulative costs incurred to date, including non-cash charges	$1,420

Migration Consumer business Australia

The Company determined that changes were necessary to ensure that our services are provided, and the Company’s activities are undertaken, in the most efficient and effective way to meet the needs of our customers and clients. Therefore, the Company took the decision to absorb the Australian Consumer business into other international locations where the Company operates. As a result of the decision, positions were made redundant in June 2014.

The following table summarizes the changes in this rationalization of operations related liabilities:

Severance and other benefits
Balance at January 1, 2014	$—
Costs incurred and charged to expense	277
Costs paid	(277)
Effects of foreign currency exchange	—

Balance at December 31, 2014	$—

Cumulative costs incurred to date	$277

2013/14 Restructuring

During the fourth quarter 2013, the Company took the decision to mitigate the impact and risks connected with the third party search distribution partnerships as well as the Google policy changes earlier in 2013. This decision included a controlled exit from the third party search distribution business as well as a realignment of our resources to mobile, cloud and partnerships throughout the industry. In addition, we initiated a further rationalization of our global operations, involving a transfer of business activities to other locations. As a result of these actions, positions were made redundant in several locations.

The following table summarizes the changes in the rationalization of operations related liabilities:

Severance and other benefits
Balance at January 1, 2014	$1,225
Costs incurred and charged to expense	439
Costs paid	(1,628)
Changes in estimates	(37)
Effects of foreign currency exchange	1

Balance at December 31, 2014	$—

Cumulative costs incurred to date, including non-cash charges	$4,003

2012/13 Restructuring

During the financial year 2012, the Company initiated the rationalization of the Company’s global operations, involving a wind down of its subsidiaries in Germany, China and Hong Kong, while their business activities will be absorbed by other AVG entities. The Company completed the rationalization of operations during the second quarter of financial year 2013. The Company reported a liability in relation to a non-cancelable lease agreement, amounting to $1,025 as of December 31, 2014.

The following table summarizes the changes in the rationalization of operations related liabilities:

Closure and other contractual liabilities
Balance at January 1, 2014	$1,146
Costs incurred and charged to expense	228
Costs paid	(226)
Effects of foreign currency exchange	(123)

Balance at December 31, 2014	$1,025

Cumulative costs incurred to date, including non-cash charges	$7,033